Income Taxes (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Effective income tax rate		22.60%	25.20%	542.94%	25.28%	61.10%	18.40%
Federal statutory rate				21.00%		21.00%
Federal net operating losses (in Dollars)						$ 2,922,474
Taxable income limitation percentage	80.00%					80.00%
Tax attributes, percentage						50.00%
Percentage of taxable income				80.00%